Note 2 - Sale and Deconsolidation of GMI and Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2023
Notes Tables
Disposal Groups, Including Discontinued Operations, Consideration Received [Table Text Block]
Consideration	Amount	Description and Valuation Methodology
Cash at closing	$935,974	Cash received at closing less estimated value of transition services to be provided.
Cash after closing	133,148	Actual cash operating expenses of GMI from March 1 through March 17, 2023 (prior to the transfer of GMI to GMDC).
GMDC common stock	581,000

Based on Series A preferred stock issuance to other GMDC investors for $3,000,000 in cash and application of an option pricing model backsolve method and a minority interest discount to estimate the fair value of the common shares of GMDC.

Contingent payments	682,000	Estimated by applying a discount rate of 40.8% to the projected cash receipts expected over the 7-year horizon. (See Note 5).
Total consideration	$2,332,122

Disposal Groups, Including Discontinued Operations [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue	$-	$-	$-	$566,862
Cost of revenue	-	256,974	74,223	1,118,301
Excess of contract costs over revenue	-	(256,974)	(74,223)	(551,439)
Operating expenses -
Salaries and benefits	-	463,502	484,249	1,076,781
Intangibles amortization	-	303,791	85,338	917,496
Stock based compensation, before forfeitures	-	215,775	65,487	268,283
Forfeiture of stock options	-	-	(407,322)	-
Other operating expenses	-	113,078	134,633	702,534
Change in fair value of contingent consideration	-	-	-	(930,000)
Goodwill impairment	-	2,254,624		2,254,624
Gain on disposal of business	-	-	(100,615)	-
Loss before income tax benefit	-	(3,607,744)	(335,993)	(4,841,157)
Income tax benefit	-	77,592	-	1,788,509
Net loss on discontinued operations	$-	$(3,530,152)	$(335,993)	$(3,052,648)
December 31,
2022
Customer relationship intangible asset, net of amortization	$1,057,722
Technology intangible asset, net of amortization	760,698
Capitalized software development costs	498,425
Total assets of discontinued operations	$2,316,845